Investment and Other (Loss) Income - Disclosure of Finance Income (Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investment And Other Loss Income [Abstract]
(Loss) gain from investment in marketable securities	$ (2,054)	$ 1,973
Loss on write-down of plant and equipment	(2,501)	0
Gain from investment in silver futures derivatives	532	2,079
Interest income and other	1,075	1,075
Investment and other (loss) income	$ (2,948)	$ 5,127